Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 333-105659
SCHRODER SERIES TRUST
SCHRODER GLOBAL SERIES TRUST
SCHRODER CAPITAL FUNDS (DELAWARE)
Supplement dated October 14, 2008
to Prospectuses dated March 1, 2008 (as revised March 7, 2008)
With this supplement, the Investor Shares Prospectus and the Advisor Shares Prospectus (each, a “Prospectus” and together, the “Prospectuses”) are being updated.
Schroder Municipal Bond Fund and Short-Term Municipal Bond Fund (together the “Funds”). Effective immediately, shares of these Funds are no longer being offered for sale.